Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Details of all share options granted under the schemes are set out below

Date of grant	At 1 January 2025	Granted in 2025	Lapsed in 2025	Forfeited in 2025	At 31 December 2025	Exercise Price
19 December 2016	13	–	–	–	13	£484.00
15 December 2017	38	–	–	–	38	£184.00
24 April 2019	237	–	–	–	237	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	26,450	–	–	–	26,450	£4.04
15 July 2021	40,850	–	–	(600)	40,250	£5.55
1 September 2021	6,000	–	–	–	6,000	£5.10
7 February 2022	12,500	–	–	–	12,500	£3.05
23 January 2024	144,000,000	–	–	–	144,000,000	£0.004
10 February 2024	98,808,800	–	–	(15,752,000)	83,056,800	£0.003
10 July 2024	85,922,000	–	–	–	85,922,000	£0.003
	328,823,388	–	–	(15,752,600)	313,070,788

Options exercisable at 31 December 2025	137,022,409
Weighted average exercise price of outstanding options at 31 December 2025	£0.005
Weighted average exercise price of options exercised in 2025	–
Weighted average exercise price of options lapsed in 2025	–
Weighted average exercise price of options forfeited in 2025	£0.003
Weighted average exercise price of options granted in 2025	–
Weighted average remaining contractual life of outstanding options at 31 December 2025	8.2 years

Date of grant	At 1 January 2024	Granted in 2024	Lapsed in 2024	Forfeited in 2024	At 31 December 2024	Exercise Price
30 June 2014	25	–	(25)	–	–	£30.00
19 December 2016	13	–	–	–	13	£484.00
15 December 2017	40	–	–	(2)	38	£184.00
24 April 2019	312	–	–	(75)	237	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	27,350	–		(900)	26,450	£4.04
15 July 2021	58,850	–	–	(18,000)	40,850	£5.55
1 September 2021	6,000			–	6,000	£5.10
7 February 2022	12,500	–	–	–	12,500	£3.05
23 January 2024	–	144,000,000	–	–	144,000,000	£0.004
10 February 2024	–	130,313,200	–	(31,504,400)	98,808,800	£0.003
10 July 2024	–	85,922,000	–	–	85,922,000	£0.003
	111,590	360,235,200	(25)	(31,523,377	328,823,388

Options exercisable at 31 December 2024	82,874
Weighted average exercise price of outstanding options at 31 December 2024	£0.005
Weighted average exercise price of options exercised in 2024	–
Weighted average exercise price of options lapsed in 2024	£30.00
Weighted average exercise price of options forfeited in 2024	£0.006
Weighted average exercise price of options granted in 2024	£0.003
Weighted average remaining contractual life of outstanding options at 31 December 2024	9.2 years

Date of grant	At 1 January 2023	Granted in 2023	Lapsed in 2023	Forfeited in 2023	At 31 December 2023	Exercise Price
30 June 2014	25	–	–	–	25	£30.00
19 December 2016	13	–	–	–	13	£484.00
15 December 2017	40	–	–	–	40	£184.00
24 April 2019	312	–	–	–	312	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	33,600	–	(6,250)	–	27,350	£4.04
15 July 2021	64,350	–	–	(5,500)	58,850	£5.55
2 August 2021	2,500	–	–	(2,500)	–	£5.30
1 September 2021	6,000	–	–	–	6,000	£5.10
7 February 2022	18,750	–	–	(6,250)	12,500	£3.05
12 August 2022	12,500	–	–	(12,500)	–	£2.10
	144,590	–	(6,250)	(26,750)	111,590

Options exercisable at 31 December 2023	75,720
Weighted average exercise price of outstanding options at 31 December 2023	£5.241
Weighted average exercise price of options exercised in 2023	–
Weighted average exercise price of options lapsed in 2023	£4.04
Weighted average exercise price of options forfeited in 2023	£3.33
Weighted average exercise price of options granted in 2023	–
Weighted average remaining contractual life of outstanding options at 31 December 2023	7.3 years

Schedule of fair value of options granted

	January 2024	February 2024	July 2024
Number of options	144,000,000	130,313,200	85,922,000
Option pricing models used	Black-Scholes	Black-Scholes	Black-Scholes
Share price	$1.90	$1.310	£0.00139
Exercise price of options issued in year	$1.90	$1.310	£0.00259
Contractual life	10 years	10 years	10 years
Expected life	4 years	4 years	4 years
Volatility	100.0%**	100.0%**	110.0%**
Expected dividend yield	0%	0%	0%
Risk free rate	4.110%	4.195%	4.025%

The share price used in the determination of the fair value of the options granted in 2024 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a four-year period.

Schedule of warrants are accounted for as share based payments

Date of grant	At 1 January 2025	Granted in 2025	Lapsed in 2025	Forfeited in 2025	At 31 December 2025	Exercise Price per ADS
24 March 2023	5	–	–	–	5	$58,000.00
14 June 2023	44	–	–	–	44	$3,750.00
21 December 2023	480	–	–	–	480	$625.00
24 May 2024	644	–	–	–	644	$625.00
22 July 2024	851	–	–	–	851	$312.50
19 December 2025	–	152,439	–	–	152,439	$3.28
	2,024	152,439	–	–	154,463

Warrants exercisable at 31 December 2025	154,463
Weighted average exercise price of outstanding options at 31 December 2025	$12.458
Weighted average exercise price of options exercised in 2025	–
Weighted average exercise price of options lapsed in 2025	–
Weighted average exercise price of options forfeited in 2025	–
Weighted average exercise price of options granted in 2025	$3.28
Weighted average remaining contractual life of outstanding options at 31 December 2025	4.9 years

Date of grant	At 1 January 2024	Granted in 2024	Lapsed in 2024	Forfeited in 2024	At 31 December 2024	Exercise Price per ADS
24 March 2023	5	–	–	–	5	$58,000.00
14 June 2023	44	–	–	–	44	$3,750.00
21 December 2023	480	–	–	–	480	$625.00
24 May 2024	–	644	–	–	644	$625.00
22 July 2024	–	851	–	–	851	$312.50
	529	1,495	–	–	2,024

Warrants exercisable at 31 December 2024	2,024
Weighted average exercise price of outstanding options at 31 December 2024	$703.28
Weighted average exercise price of options exercised in 2024	–
Weighted average exercise price of options lapsed in 2024	–
Weighted average exercise price of options forfeited in 2024	–
Weighted average exercise price of options granted in 2024	$447.12
Weighted average remaining contractual life of outstanding options at 31 December 2024	2.2 years

Date of grant	At 1 January 2023	Granted in 2023	Lapsed in 2023	Forfeited in 2023	At 31 December 2023	Exercise Price per ADS
24 March 2023	–	5	–	–	5	$58,000.00
14 June 2023	–	44	–	–	44	$3,750.00
21 December 2023	–	480	–	–	480	$625.00
	–	529	–	–	529

Warrants exercisable at 31 December 2023	529
Weighted average exercise price of outstanding options at 31 December 2023	$1,427.22
Weighted average exercise price of options exercised in 2023	–
Weighted average exercise price of options lapsed in 2023	–
Weighted average exercise price of options forfeited in 2023	–
Weighted average exercise price of options granted in 2023	$1,427.22
Weighted average remaining contractual life of outstanding options at 31 December 2023	2.2 years

Schedule of fair value of warrants granted

December 2025
Number of ADS warrants granted	152,439
Option pricing models used	Black-Scholes
Share price	$3.640
Exercise price of warrants issued in year	$3.280
Contractual life	5 years
Expected life	5 years
Volatility	110%**
Expected dividend yield	0%
Risk free rate	3.70%

*	The share price used in the determination of the fair value of the ADS warrants granted in 2025 was the ADS price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.

The following information is relevant in the determination of the fair value of warrants granted during the year 2024.

	May 2024	July 2024
Number of ADS warrants granted	644	851
Option pricing models used	Black-Scholes	Black-Scholes
Share price	$325.00	$198.50
Exercise price of warrants issued in year	$625.00	$312.50
Contractual life	3 years	3 years
Expected life	3 years	3 years
Volatility	115%**	115%**
Expected dividend yield	0%	0%
Risk free rate	4.71%	4.29%

*	The share price used in the determination of the fair value of the ADS warrants granted in 2024 was the ADS price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.

The following information is relevant in the determination of the fair value of warrants granted during the year 2023.

	March 2023		June 2023		December 2023
Number of ADS warrants granted	5		44		480
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes
Share price	$50,400.00	*	$2,635.00	*	$632.50
Exercise price of warrants issued in year	$58,000.00		$3,750.00		$625.00
Contractual life	3 years		3 years		3 years
Expected life	3 years		3 years		3 years
Volatility	75.00	%**	80.00	%**	60%**
Expected dividend yield	0%		0%		0%
Risk free rate	4.35%		4.04%		4.06%

*	The share price used in the determination of the fair value of the ADS warrants granted in 2023 was the ADS price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.